Summary of Option Transactions (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price
Beginning Balance	$ 1.97	$ 2.13	$ 2.33
Options granted	$ 1.09	$ 0.96	$ 1.06
Options exercised	$ 0.79
Options Forfeited /canceled /expired	$ 1.28	$ 1.74	$ 2.72
Ending Balance	$ 1.95	$ 1.97	$ 2.13
Exercisable at December 31	$ 2.13	$ 2.15	$ 2.19
Ending Balance	$ 1.95	$ 1.97	$ 2.13
No. of Shares
Beginning Balance	9,210	9,493	9,780
Options granted	620	2,070	1,060
Options exercised	(3)	0	0
Options Forfeited /canceled /expired	(604)	(2,353)	(1,347)
Ending Balance	9,223	9,210	9,493
Exercisable at December 31	7,770	7,584	7,754
Vested and expected to vest at December 31	9,223	9,210	9,493
Weighted- Average Remaining Contractual Term
Balance at December 31	3 years
Exercisable at December 31	1 year 10 months 13 days
Vested and expected to vest at December 31	3 years
Aggregate Intrinsic Value
Balance at December 31	$ 1,055
Exercisable at December 31	1,021
Vested and expected to vest at December 31	$ 1,055